Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Securities Available for Sale and Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Securities available for sale Amortized Cost	$ 45,644		$ 33,950
Securities available for sale Gross Unrealized Gains	552		288
Securities available for sale Gross Unrealized Losses	73		273
Securities available for sale	46,123		33,965
Securities held to maturity	18,194		15,108
Securities held to maturity Gross Unrealized Gains	558		433
Securities held to maturity Gross Unrealized Losses	20		2
Securities held to maturity, fair value	18,732		15,539
U.S. agency mortgage-backed securities
Investment [Line Items]
Securities available for sale Amortized Cost	20,080		20,666
Securities available for sale Gross Unrealized Gains	396		269
Securities available for sale Gross Unrealized Losses			14
Securities available for sale	20,476	[1]	20,921
Securities held to maturity	17,750		14,770
Securities held to maturity Gross Unrealized Gains	558		430
Securities held to maturity Gross Unrealized Losses	19		2
Securities held to maturity, fair value	18,289	[1]	15,198
Asset-backed securities
Investment [Line Items]
Securities available for sale Amortized Cost	8,104		2,638
Securities available for sale Gross Unrealized Gains	62		4
Securities available for sale Gross Unrealized Losses	2		7
Securities available for sale	8,164		2,635
Corporate debt securities
Investment [Line Items]
Securities available for sale Amortized Cost	6,197		3,592
Securities available for sale Gross Unrealized Gains	61		5
Securities available for sale Gross Unrealized Losses	2		26
Securities available for sale	6,256		3,571
Certificates of deposit
Investment [Line Items]
Securities available for sale Amortized Cost	6,150		3,623
Securities available for sale Gross Unrealized Gains	12		2
Securities available for sale Gross Unrealized Losses	1		3
Securities available for sale	6,161		3,622
U.S. agency notes
Investment [Line Items]
Securities available for sale Amortized Cost	3,465		1,795
Securities available for sale Gross Unrealized Gains	2		5
Securities available for sale Gross Unrealized Losses	3
Securities available for sale	3,464		1,800
Non-agency residential mortgage-backed securities
Investment [Line Items]
Securities available for sale Amortized Cost	796		1,130
Securities available for sale Gross Unrealized Gains	2
Securities available for sale Gross Unrealized Losses	65		223
Securities available for sale	733	[1]	907
Commercial paper
Investment [Line Items]
Securities available for sale Amortized Cost	574		225
Securities available for sale	574		225
Other securities
Investment [Line Items]
Securities available for sale Amortized Cost	278		281
Securities available for sale Gross Unrealized Gains	17		3
Securities available for sale	295		284
Securities held to maturity	444		338
Securities held to maturity Gross Unrealized Gains			3
Securities held to maturity Gross Unrealized Losses	1
Securities held to maturity, fair value	$ 443		$ 341

[1]	Mortgage-backed securities have been allocated to maturity groupings based on final contractual maturities. Actual maturities will differ from final contractual maturities because borrowers on a certain portion of loans underlying these securities have the right to prepay their obligations.